Commitments And Contingencies (Tables)	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies [Abstract]
Schedule of aggregate minimum future annual rental commitments under all non-cancelable leases
Operating Leases
2015	$17,741
2016	$-
2017	$-
2018	$-
2019	$-
Thereafter	$-